Operation lease and other commitment (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Operation Lease And Other Commitment
Operating lease right-of-use assets, beginning balance	$ 393,110
operating lease right-of-use assets, Accumulated amortization	(128,161)
operating lease right-of-use assets, ending balance	$ 264,949